Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Mar. 31, 2013
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 7,676,956
Unabsorbed depreciation	14,237,632
ValuCom | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	3,033,000
RHI | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 7,126,000
Minimum
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration date	Apr. 01, 2013
Minimum | ValuCom | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2021
Minimum | RHI | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2020
Maximum
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration date	Mar. 31, 2019
Maximum | ValuCom | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2031
Maximum | RHI | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2032